Income Tax Expense - Summary of Reconciliation of Effective Income Tax Expenses (Detail) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021 installment	Dec. 31, 2020 TRY (₺)
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Tax rate on revaluation of properties and depreciable economic assets	2.00%
Number of installments for tax on revaluation of properties and depreciable economic assets | installment	3
Length of interval for tax on revaluation of properties and depreciable economic assets	2 months
Previously unrecognized tax losses used to reduce deferred tax expense		₺ 665,842
Lifecell [member]
Summary of Reconciliation of Effective Income Tax Expense [Line Items]
Previously unrecognized tax losses used to reduce deferred tax expense		₺ 665,842